EATON VANCE GROWTH TRUST
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                            Telephone: (617) 482-8260
                            Telecopy: (617) 338-8354






                                  CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Growth Trust (the "Registrant") (1933 Act File No. 2-22019) certifies (a) that the forms of prospectuses and statement of additional information dated February 1, 2005 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 88 ("Amendment No. 88") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 88 was filed electronically with the Commission (Accession No. 0000940394-05-000044) on January 25, 2005:


               Eaton Vance-Atlanta Capital Intermediate Bond Fund
                Eaton Vance-Atlanta Capital Large-Cap Growth Fund
                   Eaton Vance-Atlanta Capital Small-Cap Fund



                                                EATON VANCE GROWTH TRUST



                                                By:  /s/ Alan R. Dynner
                                                     -------------------------
                                                     Alan R. Dynner, Secretary


Date:  February 2, 2005